Quarterly Holdings Report
for
Fidelity® Magellan℠ ETF
April 30, 2025
MAE-NPRT3-0625
1.9900251.104
Common Stocks - 97.7%
	Shares	Value ($)
BRAZIL - 1.3%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
MercadoLibre Inc (a)	1,245	2,901,908
CANADA - 1.6%
Information Technology - 1.6%
Software - 1.6%
Constellation Software Inc/Canada	891	3,211,084
UNITED STATES - 94.8%
Communication Services - 8.1%
Entertainment - 4.1%
Netflix Inc (a)	4,718	5,339,455
Spotify Technology SA (a)	4,863	2,985,785
		8,325,240
Interactive Media & Services - 4.0%
Meta Platforms Inc Class A	15,159	8,322,291
TOTAL COMMUNICATION SERVICES		16,647,531

Consumer Discretionary - 10.8%
Broadline Retail - 5.2%
Amazon.com Inc (a)	57,929	10,683,266
Hotels, Restaurants & Leisure - 2.7%
Hilton Worldwide Holdings Inc	13,514	3,047,137
Marriott International Inc/MD Class A1	11,041	2,634,161
		5,681,298
Specialty Retail - 2.9%
AutoZone Inc (a)	775	2,916,015
O'Reilly Automotive Inc (a)	2,178	3,082,306
		5,998,321
TOTAL CONSUMER DISCRETIONARY		22,362,885

Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	4,436	4,411,602
Financials - 15.7%
Capital Markets - 7.7%
Ares Management Corp Class A	19,662	2,999,045
Blackstone Inc	18,858	2,483,787
CME Group Inc Class A	5,000	1,385,400
KKR & Co Inc Class A	24,887	2,843,837
Moody's Corp	6,446	2,920,812
S&P Global Inc	6,703	3,351,835
		15,984,716
Financial Services - 4.9%
Mastercard Inc Class A	8,361	4,582,330
Visa Inc Class A	15,734	5,436,097
		10,018,427
Insurance - 3.1%
Arthur J Gallagher & Co	9,673	3,102,034
Marsh & McLennan Cos Inc	14,597	3,291,186
		6,393,220
TOTAL FINANCIALS		32,396,363

Health Care - 4.4%
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp (a)	32,401	3,333,091
Health Care Providers & Services - 0.0%
UnitedHealth Group Inc	263	108,208
Pharmaceuticals - 2.8%
Eli Lilly & Co	6,368	5,724,514
TOTAL HEALTH CARE		9,165,813

Industrials - 17.9%
Aerospace & Defense - 4.5%
GE Aerospace	17,583	3,543,679
HEICO Corp Class A	13,723	2,757,362
TransDigm Group Inc	2,121	2,997,121
		9,298,162
Building Products - 1.9%
Trane Technologies PLC	10,147	3,889,447
Commercial Services & Supplies - 4.1%
Cintas Corp	13,320	2,819,578
Copart Inc (a)	48,466	2,957,880
Waste Connections Inc (United States)	13,224	2,613,459
		8,390,917
Construction & Engineering - 1.7%
Quanta Services Inc	11,893	3,480,962
Electrical Equipment - 1.8%
Eaton Corp PLC	12,698	3,737,910
Machinery - 1.4%
Ingersoll Rand Inc	1,183	89,234
Westinghouse Air Brake Technologies Corp	15,564	2,875,293
		2,964,527
Professional Services - 1.3%
Verisk Analytics Inc	8,745	2,592,280
Trading Companies & Distributors - 1.2%
Watsco Inc	5,380	2,473,939
TOTAL INDUSTRIALS		36,828,144

Information Technology - 29.9%
Communications Equipment - 1.4%
Motorola Solutions Inc	6,748	2,971,752
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp Class A	49,926	3,841,806
IT Services - 1.3%
Gartner Inc (a)	6,167	2,596,799
Semiconductors & Semiconductor Equipment - 10.3%
Broadcom Inc	38,387	7,388,346
NVIDIA Corp	126,528	13,781,430
		21,169,776
Software - 15.0%
Cadence Design Systems Inc (a)	13,064	3,889,675
Microsoft Corp	40,379	15,960,204
Palo Alto Networks Inc (a)	17,807	3,328,663
Servicenow Inc (a)	3,581	3,419,891
Synopsys Inc (a)	7,554	3,467,362
Tyler Technologies Inc (a)	1,700	923,609
		30,989,404
TOTAL INFORMATION TECHNOLOGY		61,569,537

Materials - 5.9%
Chemicals - 3.0%
Linde PLC	7,688	3,484,432
Sherwin-Williams Co/The	7,601	2,682,545
		6,166,977
Construction Materials - 2.9%
Martin Marietta Materials Inc	5,702	2,987,734
Vulcan Materials Co	11,803	3,096,281
		6,084,015
TOTAL MATERIALS		12,250,992

TOTAL UNITED STATES		195,632,867
TOTAL COMMON STOCKS (Cost $178,647,412)		201,745,859

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $178,647,412)	201,745,859
NET OTHER ASSETS (LIABILITIES) - 2.3%	4,695,788
NET ASSETS - 100.0%	206,441,647

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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